Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	March 31, 2025	March 31, 2024
Accounts receivable	$22,101,932	$14,915,192
Less: allowance for expected credit loss	(2,957,829)	(1,642,216)
	$19,144,103	$13,272,976

The movement of allowance for expected credit loss is as follow:

	March 31, 2025	March 31, 2024
Balance at beginning of the year	$1,642,216	$698,399
Provision	1,331,258	985,190
Exchange adjustment	(15,645)	(41,373)
Ending balance	$2,957,829	$1,642,216

As of and through July 31, 2025, the Company has received approximately $11.8 million in settlement of accounts receivable from its customers.